Vessels, net: - consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Balance beginning of period	$ 825,105
Depreciation	(15,816)	$ (15,739)
Balance end of period	809,289
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,171,630
Balance end of period	1,171,630
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(346,525)
Depreciation	(15,816)
Balance end of period	(362,341)
Net Book Value
Property, plant and equipment
Balance beginning of period	825,105
Depreciation	(15,816)
Balance end of period	$ 809,289